Leases - Fleet and spare engines (Details)			1 Months Ended						12 Months Ended
	May 12, 2020 engine	Aug. 16, 2013 engine	Sep. 30, 2022 aircraft	Feb. 28, 2022 aircraft	Oct. 31, 2021 engine	Mar. 31, 2021 aircraft	Feb. 28, 2021 engine	Nov. 30, 2015 engine	Dec. 31, 2022 aircraft engine	Dec. 31, 2021 engine aircraft	Dec. 31, 2021 aircraft engine	Dec. 31, 2011 aircraft
Leases
Number of aircraft leased									116	100	100
Number of spare engines leased | engine									23	20	20
Number of aircraft incorporated to fleet									18		15
Number of aircraft with lease term extended					1		2		5	3	15
Number of spare engines with lease term extended				2
Number of spare engines purchased | engine	11				1			3
Airbus purchase agreement
Leases
Number of aircraft purchased									18		15
Number of aircraft returned to respective lessors									2
Number of aircrafts purchased directly from lessor											10
Pratt and Whitney purchase agreement (FMP)
Leases
Number of CEO spare engines incorporated to fleet									3
Number of NEO spare engines incorporated to fleet | engine										2
A319 Model 132
Leases
Number of aircraft leased									3	3	3
A319 Model 133
Leases
Number of aircraft leased										2	2
A320 Model 233
Leases
Number of aircraft leased									39	39	39
A320 Model 232
Leases
Number of aircraft leased									1	1	1
A320NEO Model 271N
Leases
Number of aircraft leased									48	39	39
A320NEO Model 271N | Airbus purchase agreement
Leases
Number of aircraft incorporated to fleet									6
A320NEO Model 271N | Lessor's aircraft order book
Leases
Number of aircraft incorporated to fleet									3
A321 Model 231
Leases
Number of aircraft leased									10	10	10
A321NEO Model 271N
Leases
Number of aircraft leased									15	6	6
A321NEO Model 271N | Sale and Leaseback Transactions
Leases
Number of aircraft incorporated to fleet									7
A321NEO Model 271N | Lessor's aircraft order book
Leases
Number of aircraft incorporated to fleet									2
A320CEO model
Leases
Number of aircraft purchased												14
Number of spare engines purchased | engine		1
A320CEO model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended			2								13
A320CEO model | Sale and Leaseback Transactions
Leases
Number of aircraft incorporated to fleet											5
A319CEO Model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended						1					2
Number of aircraft returned to respective lessors									2
A321CEO Model | Airbus purchase agreement
Leases
Number of aircraft with lease term extended									2
V2500 Model V2524-A5
Leases
Number of spare engines leased | engine									2	2	2
V2500 Model V2527M-A5
Leases
Number of spare engines leased | engine									3	3	3
V2500 Model V2527E-A5
Leases
Number of spare engines leased | engine									6	5	5
V2500 Model V2527-A5
Leases
Number of spare engines leased | engine									6	4	4
PW1100 Model PW1127G-JM
Leases
Number of spare engines leased | engine									5	5	5
PW1100 Model PW1133G-JM engine
Leases
Number of spare engines leased | engine									1	1	1